Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of income before income tax, domestic and foreign
	Year Ended December 31,
	2012	2013	2014
Domestic loss( Marshall Islands)	$(2,536)	$(66,604)	$(161,913)
Foreign income /(loss)	(85,843)	174,518	499,539
Total income/(loss) before taxes	$(88,379)	$107,914	$337,626

Income tax expense statutory tax rate

	Year Ended December 31,
	2012	2013	2014
Current Tax expense Deferred Tax expense	$43,957 -	$44,591 -	$77,823 -
Income taxes	$43,957	$44,591	$-

Effective tax rate	(49.7)%	41.3%	23.1%

Schedule of reconciliation of total tax expense

		Year Ended December 31,
	2012	2013	2014

Reconciliation of total tax expense:
Change in valuation allowance	$6,311	$-	$-
Differences in tax rates	(3,896)	89	-
Effect of permanent differences	120	-	-
Adjustments in respect to current income tax of previous years	184	683	-
Tax rate on interest	-	742	-
Effect of exchange rate differences	(1,599)	7	-
Income tax	42,837	43,070	70,441

Taxes on litigation matters subject to statutory rates including interest and penalties	-	-	7,382
Total	$43,957	$44,591	$77,823

Schedule of deferred tax assets and liabilities
	Year ended December 31,
		2013	2014
Deferred tax assets
Net operations loss carry forward		$1,723	$-
Accelerated depreciation of assets		65	101
Pension		608	1,184
Total deferred tax assets		$2,396	$1,285
Less: valuation allowance Total deferred tax assets, net		(2396) -	(1285) -